Operating Segments - Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total external revenue		$ 1,562,157	$ 1,490,338	$ 1,485,694
Interest revenue		38,981	5,799	1,319
Intersegment revenue	[1]	0	0	0
Total Revenue		1,601,138	1,496,137	1,487,013
Adjusted EBITDA		458,663	409,951	443,898
Merchant Solutions
Segment Reporting Information [Line Items]
Total external revenue		864,816	809,751	736,969
Interest revenue		1,792	221	19
Intersegment revenue	[1]	11,738	7,381	8,356
Total Revenue		878,346	817,353	745,344
Adjusted EBITDA		222,154	200,304	186,878
Digital Wallet
Segment Reporting Information [Line Items]
Total external revenue		697,341	680,587	748,725
Interest revenue		37,189	5,578	1,300
Intersegment revenue	[1]	139	0	0
Total Revenue		734,669	686,165	750,025
Adjusted EBITDA		318,706	289,413	332,090
Corporate Segment
Segment Reporting Information [Line Items]
Total external revenue	[2]		0	0
Interest revenue	[2]		0	0
Intersegment revenue	[1],[2]		0	0
Total Revenue	[2]	0	0	0
Adjusted EBITDA	[2]	(82,197)	(79,766)	(75,070)
Intersegment
Segment Reporting Information [Line Items]
Total external revenue			0	0
Interest revenue			0	0
Intersegment revenue	[1]	(11,877)	(7,381)	(8,356)
Total Revenue		(11,877)	(7,381)	(8,356)
Adjusted EBITDA		$ 0	$ 0	$ 0

[1]	Intersegment revenue and related eliminations are primarily for processing of credit card transactions and deposits between segments.
[2]	Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company.